Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of Other Nonoperating Income (Expense)
The following table summarizes The Fidelis Partnership commissions earned, which are included in policy acquisition expenses in the Consolidated Statements of Income:

	Three months ended
	March 31, 2026	March 31, 2025
Ceding commission expense	$76.6	$78.4
Profit commission expense	10.2	—
Total commissions	$86.8	$78.4